Balance Sheet Classification of Provisions and Other (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Provisions [Abstract]
Current	$ 3,146	$ 3,040
Long-term	10,086	12,421
Other provisions	$ 13,232	$ 15,461	$ 18,829